LEASES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease [Abstract]
Balance as of January 1,	$ 5,682	$ 7,835
Sublease receipts	(1,306)	(2,454)
Additions	310	301
Business combinations (See Note 20)	163	0
Balance as of December 31,	$ 4,849	$ 5,682